REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 844,836	$ 1,198,301	$ 912,313
Increase (decrease) in contract with customer, asset		1,806	(264)	$ (1,243)
Increase (decrease) in contract with customer, liability		(60,700)	6,500
Revenue recognized		56,600	33,700
Transaction price		$ 200,900	$ 296,900
Minimum
Disaggregation of Revenue [Line Items]
Payment term		30 days
Maximum
Disaggregation of Revenue [Line Items]
Payment term		45 days

[1]	We have related-party transactions with SunPower and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).